Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions Table
Schedule of general and administrative costs with related parties
				Net balance receivable (payable)
	Years ended December 31,			as at December 31,
	2019	2018	2017	2019	2018

Key management compensation:
Executive salaries and remuneration (1)	$455	$490	$720	$-	$-
Severance	90	184	-	-	-
Directors fees	20	27	98	(2)	(7)
Share-based payments	101	118	351	-	-
	$666	$819	$1,169	$(2)	$(7)

Net office, sundry, rent and salary allocations recovered from (incurred to) company(ies) sharing certain common director(s) (2)	$4	$2	$(16)	$1	$1

(1) Includes key management compensation which is included in employee and director remuneration, mineral property interests, and corporate development.

(2) The companies include Endeavour Silver Corp. (“Endeavour”) and Aztec Minerals Corp. (“AzMin”), both companies sharing one common director, and AzMet.